UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1512
Oppenheimer Capital Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2009

Item 1. Reports to Stockholders.

February 28, 2009

Oppenheimer

Capital Income Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Tobacco	9.9%
Oil, Gas & Consumable Fuels	9.1
Diversified Telecommunication Services	4.8
Insurance	3.7
Pharmaceuticals	2.7
Aerospace & Defense	1.7
Electric Utilities	1.2
Energy Equipment & Services	0.9
Media	0.8
Food & Staples Retailing	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.

Top Ten Common Stock Holdings

Lorillard, Inc.	5.1%
Kinder Morgan Management LLC	3.7
Philip Morris International, Inc.	3.5
Everest Re Group Ltd.	2.7
BP plc, ADR	1.7
Marathon Oil Corp.	1.6
AT&T, Inc.	1.5
Altria Group, Inc.	1.3
ConocoPhillips	1.2
Consolidated Communications Holdings, Inc.	0.9
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on net assets.
For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
11 | OPPENHEIMER CAPITAL INCOME FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2009, and are based on the total market value of investments.
12 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
14 | OPPENHEIMER CAPITAL INCOME FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2008	February 28, 2009	February 28, 2009

Actual
Class A	$1,000.00	$597.60	$3.93
Class B	1,000.00	594.70	7.56
Class C	1,000.00	594.80	7.28
Class N	1,000.00	596.00	5.40

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	4.97
Class B	1,000.00	1,015.37	9.54
Class C	1,000.00	1,015.72	9.19
Class N	1,000.00	1,018.05	6.83
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2009 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.90
Class C	1.83
Class N	1.36
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER CAPITAL INCOME FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
16 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

	Shares	Value

Common Stocks—39.2%
Consumer Discretionary—0.9%
Media—0.8%
Cablevision Systems Corp. New York Group, Cl. A	216,750	$2,815,583
Cinemark Holdings, Inc.	712,500	5,479,125
Comcast Corp., Cl. A Special, Non-Vtg.	205,900	2,501,685

		10,796,393

Specialty Retail—0.1%
OfficeMax, Inc.	265,000	1,012,300
Consumer Staples—11.3%
Food & Staples Retailing—0.7%
CVS Caremark Corp.	60,000	1,544,400
SUPERVALU, Inc.	135,000	2,107,350
Walgreen Co.	241,250	5,756,225

		9,407,975

Food Products—0.7%
B&G Foods, Inc.	1,000,000	9,380,000
Tobacco—9.9%
Altria Group, Inc.	1,125,000	17,370,000
Lorillard, Inc.[1]	1,145,000	66,913,800
Philip Morris International, Inc.	1,355,000	45,351,850

		129,635,650

Energy—10.0%
Energy Equipment & Services—0.9%
Halliburton Co.	310,000	5,056,100
Transocean Ltd.[2]	120,000	7,172,400

		12,228,500

Oil, Gas & Consumable Fuels—9.1%
BP plc, ADR	575,000	22,057,000
Capital Product Partners LP	172,500	1,169,550
Chevron Corp.	6,350	385,509
ConocoPhillips	425,000	15,873,750
Enbridge Energy Management LLC[2]	1	2
Kinder Morgan Management LLC[2]	1,167,501	48,708,123
Marathon Oil Corp.	884,250	20,576,498
Southern Union Co.	427,500	5,732,775
Williams Cos., Inc. (The)	427,500	4,830,750

		119,333,957
F1 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—4.5%
Capital Markets—0.4%
Bank of New York Mellon Corp.[1]	100,000	$2,217,000
Morgan Stanley	165,000	3,224,100

		5,441,100

Commercial Banks—0.1%
PNC Financial Services Group, Inc.	45,000	1,230,300
Consumer Finance—0.0%
SLM Corp.[2]	100,000	460,000
Diversified Financial Services—0.3%
CIT Group, Inc.	1,404,750	3,441,638
Insurance—3.7%
ACE Ltd.	247,500	9,036,225
Assurant, Inc.	30,000	612,000
Everest Re Group Ltd.	550,000	35,821,500
Hartford Financial Services Group, Inc. (The)[1]	300,000	1,830,000
XL Capital Ltd., Cl. A	417,305	1,381,280

		48,681,005

Health Care—2.7%
Pharmaceuticals—2.7%
Abbott Laboratories	150,000	7,101,000
Bristol-Myers Squibb Co.	425,000	7,824,250
Merck & Co., Inc.	350,000	8,470,000
Pfizer, Inc.	925,000	11,386,750

		34,782,000

Industrials—2.3%
Aerospace & Defense—1.7%
Boeing Co.	25,500	801,720
Lockheed Martin Corp.	137,500	8,677,625
Raytheon Co.	250,000	9,992,500
United Technologies Corp.	75,000	3,062,250

		22,534,095

Industrial Conglomerates—0.5%
General Electric Co.[1]	250,000	2,127,500
Siemens AG, Sponsored ADR	70,000	3,543,400

		5,670,900
F2 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Trading Companies & Distributors—0.1%
Aircastle Ltd.	357,500	$1,172,600
Information Technology—0.8%
Communications Equipment—0.2%
Corning, Inc.[1]	225,000	2,373,750
QUALCOMM, Inc.	6,500	217,295

		2,591,045

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp.	175,000	2,229,500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	225,000	1,696,500

		3,926,000

Software—0.3%
Microsoft Corp.[1]	250,000	4,037,500
Materials—0.2%
Chemicals—0.2%
BASF SE, Sponsored ADR	70,000	1,931,300
Lubrizol Corp. (The)	41,000	1,127,090

		3,058,390

Telecommunication Services—4.8%
Diversified Telecommunication Services—4.8%
AT&T, Inc.	850,000	20,204,500
Consolidated Communications Holdings, Inc.	1,287,500	12,450,125
Embarq Corp.	92,000	3,217,240
FairPoint Communications, Inc.	1,587,500	3,127,375
Frontier Communications Corp.	1,276,250	9,189,000
Qwest Communications International, Inc.	1,540,000	5,220,600
Windstream Corp.	1,345,000	10,033,700

		63,442,540

Utilities—1.7%
Electric Utilities—1.2%
Cleco Corp.	365,000	7,489,800
Exelon Corp.	17,500	826,350
FirstEnergy Corp.	185,000	7,873,600

		16,189,750

Energy Traders—0.1%
NRG Energy, Inc.[2]	47,500	897,750
F3 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Multi-Utilities—0.4%
CenterPoint Energy, Inc.	440,000	$4,540,800

Total Common Stocks (Cost $603,231,937)		513,892,188

Preferred Stocks—6.0%
Bank of America Corp., 7.25% Non-Cum. Cv.	9,750	3,510,000
CIT Group, Inc., 8.75% Cv., Series C	1,100,000	16,841,000
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.	403,000	6,347,250
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.	700,000	1,386,000
Heinz (HJ) Finance Co., 8% Cum., Series B2,3	40	3,705,000
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.[4]	40,000	10,000,000
Mylan, Inc., 6.50% Cv., Non-Vtg.	6,500	5,270,785
NRG Energy, Inc., 5.75% Cv.	49,500	9,583,695
PNC Financial Services Group, Inc., 9.875%, Series F	75,000	1,207,500
Schering-Plough Corp., 6% Cv.	24,124	4,101,080
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable Shares, Non-Vtg.	650,000	585,000
SLM Corp., 7.25% Cum. Cv., Series C, Non-Vtg.	16,300	4,364,325
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities, Non-Vtg.	225,000	2,967,188
XL Capital Ltd., 10.75% Cv.	950,000	8,635,500

Total Preferred Stocks (Cost $176,948,206)		78,504,323

	Principal
	Amount

Mortgage-Backed Obligations—41.8%
Government Agency—28.1%
FHLMC/FNMA/Sponsored—27.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	$5,832,372	5,997,489
5%, 12/15/34	476,501	485,887
6%, 5/15/18	2,291,833	2,405,165
6.50%, 7/1/28-4/1/34	724,953	764,884
6.50%, 3/1/24[5]	635,000	664,171
7%, 10/1/31	820,234	876,157
8%, 4/1/16	283,712	302,683
9%, 8/1/22-5/1/25	85,925	94,649
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 22.83%, 3/25/36[6]	896,967	1,019,181
Series 2034, Cl. Z, 6.50%, 2/15/28	453,269	480,167
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,453,473	1,531,915
Series 2053, Cl. Z, 6.50%, 4/15/28	468,748	494,047
Series 2279, Cl. PK, 6.50%, 1/15/31	884,071	938,943
F4 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2326, Cl. ZP, 6.50%, 6/15/31	$450,759	$471,757
Series 2461, Cl. PZ, 6.50%, 6/15/32	2,315,503	2,464,340
Series 2500, Cl. FD, 0.955%, 3/15/32[6]	218,876	214,365
Series 2526, Cl. FE, 0.855%, 6/15/29[6]	300,829	292,189
Series 2538, Cl. F, 1.055%, 12/15/32[6]	4,040,653	3,970,777
Series 2551, Cl. FD, 0.855%, 1/15/33[6]	232,716	228,034
Series 3025, Cl. SJ, 23.082%, 8/15/35[6]	331,398	375,462
Series 3094, Cl. HS, 22.715%, 6/15/34[6]	573,842	633,418
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 15.505%, 6/1/26[7]	387,214	54,216
Series 183, Cl. IO, 13.619%, 4/1/27[7]	629,672	88,465
Series 184, Cl. IO, 20.083%, 12/1/26[7]	670,818	94,779
Series 192, Cl. IO, 15.561%, 2/1/28[7]	204,013	27,153
Series 200, Cl. IO, 14.993%, 1/1/29[7]	251,640	33,518
Series 202, Cl. IO, 4.01%, 4/1/29[7]	5,699,636	770,683
Series 2130, Cl. SC, 31.925%, 3/15/29[7]	468,119	48,018
Series 216, Cl. IO, 14.406%, 12/1/31[7]	472,932	68,975
Series 224, Cl. IO, 11.062%, 3/1/33[7]	1,481,351	201,752
Series 243, Cl. 6, 9.089%, 12/15/32[7]	894,183	148,586
Series 2527, Cl. SG, 54.948%, 2/15/32[7]	1,468,101	106,534
Series 2531, Cl. ST, 53.347%, 2/15/30[7]	1,688,327	124,164
Series 2796, Cl. SD, 52.066%, 7/15/26[7]	707,685	74,288
Series 2802, Cl. AS, 99.99%, 4/15/33[7]	1,297,503	123,499
Series 2920, Cl. S, 60.459%, 1/15/35[7]	3,907,727	335,074
Series 3000, Cl. SE, 99.99%, 7/15/25[7]	4,370,861	378,579
Series 3110, Cl. SL, 99.99%, 2/15/26[7]	765,654	60,893
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.175%, 6/1/26[8]	184,306	159,855
Series 192, Cl. PO, 5.707%, 2/1/28[8]	204,013	183,341
Federal National Mortgage Assn.:
4.50%, 3/1/24[5]	22,880,000	23,287,539
5%, 3/1/24-3/1/39[5]	75,755,000	77,396,928
5.50%, 1/1/38	48	49
5.50%, 3/1/24-3/1/39[5]	64,404,000	66,174,674
5.50%, 1/25/33[9]	1,403,388	1,444,456
6%, 3/1/24-3/1/39[5]	68,580,000	70,974,172
6.50%, 5/25/17-11/25/31	5,910,953	6,217,992
6.50%, 3/1/39[5]	28,811,000	30,129,996
7%, 11/1/17-7/25/35	1,596,516	1,670,525
7.50%, 1/1/33-3/25/33	8,689,190	9,309,655
8.50%, 7/1/32	32,936	36,117
F5 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	$1,250,659	$1,316,632
Trust 1998-61, Cl. PL, 6%, 11/25/28	786,069	827,232
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,085,733	1,140,896
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,776,481	1,897,782
Trust 2003-130, Cl. CS, 13.153%, 12/25/33[6]	777,887	758,704
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	1,903,000	1,939,639
Trust 2003-28, Cl. KG, 5.50%, 4/25/23[9]	3,553,000	3,593,654
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,550,000	2,609,447
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	1,898,000	1,905,512
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,504,312	7,641,815
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,434,151
Trust 2006-46, Cl. SW, 22.462%, 6/25/36[6]	696,220	779,125
Trust 2006-50, Cl. KS, 22.463%, 6/25/36[6]	2,338,414	2,659,088
Trust 2006-50, Cl. SK, 22.463%, 6/25/36[6]	184,782	209,926
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 58.554%, 3/17/31[7]	561,552	71,065
Trust 2001-65, Cl. S, 52.553%, 11/25/31[7]	2,027,465	209,176
Trust 2001-81, Cl. S, 35.325%, 1/25/32[7]	441,484	45,243
Trust 2002-47, Cl. NS, 33.528%, 4/25/32[7]	882,304	89,372
Trust 2002-51, Cl. S, 33.842%, 8/25/32[7]	810,076	82,279
Trust 2002-52, Cl. SD, 32.225%, 9/25/32[7]	894,475	88,979
Trust 2002-60, Cl. SM, 52.809%, 8/25/32[7]	1,785,799	160,525
Trust 2002-7, Cl. SK, 54.40%, 1/25/32[7]	557,678	51,862
Trust 2002-75, Cl. SA, 55.15%, 11/25/32[7]	2,452,477	242,609
Trust 2002-77, Cl. BS, 43.226%, 12/18/32[7]	1,062,044	103,603
Trust 2002-77, Cl. JS, 42.711%, 12/18/32[7]	1,803,583	183,729
Trust 2002-77, Cl. SA, 43.658%, 12/18/32[7]	1,697,974	166,225
Trust 2002-77, Cl. SH, 38.755%, 12/18/32[7]	563,928	59,020
Trust 2002-89, Cl. S, 65.301%, 1/25/33[7]	2,261,570	231,366
Trust 2002-9, Cl. MS, 34.235%, 3/25/32[7]	549,250	56,650
Trust 2002-90, Cl. SN, 52.807%, 8/25/32[7]	919,574	87,749
Trust 2002-90, Cl. SY, 56.166%, 9/25/32[7]	385,852	37,758
Trust 2003-117, Cl. KS, 56.566%, 8/25/33[7]	14,375,314	1,251,005
Trust 2003-33, Cl. SP, 55.375%, 5/25/33[7]	2,145,510	229,484
Trust 2003-46, Cl. IH, 8.795%, 6/1/33[7]	4,665,266	647,158
Trust 2003-89, Cl. XS, 52.226%, 11/25/32[7]	2,763,837	198,219
Trust 2004-54, Cl. DS, 40.019%, 11/25/30[7]	864,161	83,465
Trust 2005-105, Cl. S, 99.99%, 12/25/35[7]	3,407,389	281,604
Trust 2005-19, Cl. SA, 59.68%, 3/25/35[7]	10,307,817	819,709
Trust 2005-40, Cl. SA, 60.151%, 5/25/35[7]	2,334,441	195,391
Trust 2005-6, Cl. SE, 71.484%, 2/25/35[7]	2,963,491	234,696
Trust 2005-71, Cl. SA, 72.757%, 8/25/25[7]	2,744,986	212,328
Trust 2005-86, Cl. AI, 11.518%, 10/1/35[7]	6,962,813	1,104,857
Trust 2005-87, Cl. SE, 99.99%, 10/25/35[7]	6,893,512	634,707
Trust 2005-87, Cl. SG, 99.99%, 10/25/35[7]	6,137,611	510,056
Trust 2006-119, Cl. MS, 99.99%, 12/25/36[7]	2,480,480	207,798
F6 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2006-51, Cl. SA, 42.905%, 6/25/36[7]	$28,198,987	$2,346,883
Trust 222, Cl. 2, 19.37%, 6/1/23[7]	1,441,779	196,741
Trust 240, Cl. 2, 24.073%, 9/1/23[7]	2,240,356	320,148
Trust 252, Cl. 2, 20.234%, 11/1/23[7]	1,082,296	172,824
Trust 273, Cl. 2, 17.033%, 8/1/26[7]	293,851	40,687
Trust 303, Cl. IO, 18.285%, 11/1/29[7]	384,828	60,945
Trust 308, Cl. 2, 13.816%, 9/1/30[7]	961,905	153,032
Trust 321, Cl. 2, 8.304%, 4/1/32[7]	4,459,286	642,715
Trust 331, Cl. 9, 21.99%, 2/1/33[7]	1,217,954	152,083
Trust 332, Cl. 2, 6%, 3/1/33[7]	1,568,932	228,180
Trust 333, Cl. 2, 8.157%, 4/1/33[7]	6,254,615	833,249
Trust 334, Cl. 17, 29.31%, 2/1/33[7]	715,179	90,128
Trust 334, Cl. 3, 11.109%, 7/1/33[7]	1,107,831	141,935
Trust 334, Cl. 4, 11.279%, 7/1/33[7]	11,301,004	1,447,995
Trust 338, Cl. 2, 7.081%, 7/1/33[7]	951,294	127,329
Trust 339, Cl. 12, 12.20%, 7/1/33[7]	2,984,041	373,973
Trust 339, Cl. 7, 10.829%, 7/1/33[7]	4,539,235	577,093
Trust 339, Cl. 8, 10.979%, 8/1/33[7]	614,901	78,177
Trust 342, Cl. 2, 14.965%, 9/1/33[7]	62,811	9,782
Trust 343, Cl. 13, 10.214%, 9/1/33[7]	2,425,168	325,857
Trust 343, Cl. 18, 12.961%, 5/1/34[7]	845,623	137,069
Trust 344, Cl. 2, 12.557%, 12/1/33[7]	5,815,506	899,395
Trust 345, Cl. 9, 11.22%, 1/1/34[7]	2,164,780	290,495
Trust 346, Cl. 2, 7.259%, 12/1/33[7]	1,000,803	131,361
Trust 351, Cl. 10, 13.031%, 4/1/34[7]	1,031,342	127,415
Trust 351, Cl. 11, 12.274%, 11/1/34[7]	535,735	67,617
Trust 351, Cl. 8, 10.378%, 4/1/34[7]	1,613,914	198,821
Trust 355, Cl. 7, 8.963%, 11/1/33[7]	523,043	67,417
Trust 356, Cl. 10, 12.536%, 6/1/35[7]	1,433,309	167,246
Trust 356, Cl. 12, 11.554%, 2/1/35[7]	739,814	85,629
Trust 356, Cl. 14, 17.236%, 6/1/35[7]	4,186,008	469,698
Trust 356, Cl. 6, 11.969%, 12/1/33[7]	685,762	84,298
Trust 362, Cl. 12, 11.76%, 8/1/35[7]	3,999,488	505,102
Trust 362, Cl. 13, 11.773%, 8/1/35[7]	2,213,457	277,622
Trust 364, Cl. 16, 12.344%, 9/1/35[7]	3,099,969	345,420
Trust 365, Cl. 16, 16.559%, 3/1/36[7]	8,317,723	1,294,337
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.769%, 9/25/23[8]	534,402	438,595

		365,628,738

GNMA/Guaranteed—0.2%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	131,286	141,556
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 60.344%, 1/16/27[7]	946,107	110,502
Series 2002-15, Cl. SM, 52.456%, 2/16/32[7]	903,642	96,922
F7 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2002-41, Cl. GS, 49.546%, 6/16/32[7]	$503,637	$68,642
Series 2002-76, Cl. SY, 54.299%, 12/16/26[7]	2,287,237	284,050
Series 2004-11, Cl. SM, 35.082%, 1/17/30[7]	726,194	89,877
Series 2006-47, Cl. SA, 75.742%, 8/16/36[7]	14,901,677	1,431,267

		2,222,816

Non-Agency—13.7%
Commercial—5.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45	10,720,000	4,396,876
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.096%, 12/1/49[6]	4,850,000	1,792,154
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	3,140,000	2,428,601
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.874%, 10/25/36[6]	3,930,673	1,458,334
Series 2006-A5, Cl. 1A13, 0.924%, 10/25/36[6]	2,047,673	690,859
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates, Series 2006-HY13, Cl. 3A1, 5.969%, 1/1/47[6]	1,415,639	846,725
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	1,040,207	868,065
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,248,173	1,170,566
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39	1,442,445	1,420,649
Series 2005-C4, Cl. AM, 5.335%, 11/1/45[6]	2,310,000	1,111,132
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	2,775,000	1,314,661
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,920,000	7,639,162
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49[6]	1,765,000	1,343,086
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	1,530,000	1,159,480
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31	12,480,000	10,878,121
Series 2006-C1, Cl. AM, 5.217%, 2/11/31[6]	6,050,000	2,439,569
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A4, 5.424%, 2/11/40	5,890,000	3,618,313
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,784,430	1,488,808
F8 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 0.924%, 10/25/36[6]	$10,924,825	$6,920,546
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed Certificates, Series 2005-A9, Cl. 4A1, 5.494%, 12/1/35[6]	1,494,255	972,083
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17	5,795,000	3,402,727
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	1,809,098	750,338
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48	2,145,000	1,744,253
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.844%, 8/1/46[6]	9,539,839	5,326,126
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.698%, 2/25/37[6,10]	2,012,564	422,639
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.66%, 3/1/37[6]	5,103,648	1,280,607
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.499%, 11/1/36[6]	1,496,304	884,170
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[6]	1,594,826	1,041,636
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 4.014%, 10/1/34[6]	5,489,313	4,102,823

		72,913,109

Manufactured Housing—0.6%
Wells Fargo Mortgage-Backed Securities 2006 -AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.097%, 9/25/36[6]	4,786,901	3,149,671
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.084%, 3/25/36[6]	8,836,188	4,341,057

		7,490,728

Multifamily—2.5%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2005-F, Cl. 2A3, 4.72%, 7/25/35[6]	3,589,300	2,810,176
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 4.65%, 10/1/35[6]	6,030,000	3,176,333
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 5.15%, 1/19/34[6]	1,808,688	1,515,664
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates, Series 2005-HYB1, Cl. 5A1, 4.982%, 3/25/35[6]	3,547,796	2,090,982
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Asset-Backed Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A, 5.894%, 7/25/36[6]	4,960,840	2,671,061
F9 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Multifamily Continued
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36	$2,580,000	$1,822,779
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35[6]	3,484,453	2,532,954
Series 2004-J4, Cl. A7, 5.50%, 9/25/34	2,390,000	1,876,591
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1, 5.14%, 11/25/35[6]	5,713,381	3,758,882
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34[6]	1,154,682	924,114
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.738%, 9/25/34[6]	958,183	732,923
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.557%, 7/25/36[6]	11,047,578	6,234,294
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.084%, 3/25/36[6]	967,006	249,288
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.538%, 4/1/36[6]	2,284,089	1,317,569
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[6]	1,248,134	846,355

		32,559,965

Other—0.2%
Greenwich Capital Commercial Mortgage 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.44%, 3/1/39	5,315,000	3,346,757
Residential—4.9%
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.096%, 12/1/49[6]	1,682,593	1,089,839
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37	10,099,217	5,916,873
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,840,000	2,930,338
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34	3,755,300	3,322,065
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35	3,033,920	2,440,155
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36	3,480,000	2,129,316
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	3,403,754	2,163,637
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	2,357,611	2,067,004
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	2,049,768	1,836,165
F10 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Residential Continued
CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through Certificates, Series 2006-41CB, Cl. 1A10, 6%, 1/1/37	$9,644,045	$5,437,621
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.815%, 3/1/37[6,10]	5,105,448	2,552,724
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	784,727	580,538
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.807%, 9/1/37[6]	3,579,903	2,891,756
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.416%, 6/25/36[6]	1,590,000	1,075,155
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	726,400	671,940
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-QS10, Cl. A3, 0.974%, 7/25/34[6]	276,996	220,115
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	403,011	359,386
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22[6,10]	11,076,348	7,974,970
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.493%, 9/25/33[6]	1,417,892	1,215,457
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.122%, 8/25/36[6]	4,530,942	2,718,989
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.614%, 11/1/36[6]	233,703	129,801
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37	5,204,005	3,409,871
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.367%, 9/1/34[6]	569,326	432,891
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.313%, 7/1/35[6]	2,769,719	2,120,431
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.461%, 10/1/35[6]	3,334,691	2,373,758
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.593%, 7/1/36[6]	1,756,400	999,456
Series 2006-AR10, Cl. 5A6, 5.593%, 7/1/36[6]	7,263,442	4,118,354
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.538%, 4/1/36[6,10]	4,035,332	807,066

		63,985,671

Total Mortgage-Backed Obligations (Cost $645,903,071)		548,147,784
F11 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities—0.9%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-ASP5, Asset-Backed Pass-Through Certificates, Series 2006-ASP5, Cl. M1, 0.754%, 10/25/36[6]	$3,400,000	$159,355
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.954%, 5/25/34[6]	2,123,397	1,327,003
Bear Stearns Asset Backed Securities I Trust 2006-HE7, Asset-Backed Certificates, Series 2006-HE7, Cl. 1M1, 0.874%, 9/25/36[6]	4,062,000	124,667
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series 2005-1, Cl. A4, 0.475%, 4/15/11[6]	3,416,688	3,327,659
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	236,996
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.214%, 2/25/33[6]	44,821	21,022
Series 2005-11, Cl. AF2, 4.657%, 2/25/36	161,975	159,576
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[6]	920,000	743,309
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[6]	558,984	482,922
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.73%, 1/20/35[6]	743,196	529,563
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[6]	227,841	224,197
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	314,735	287,119
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.811%, 3/15/16[6]	4,080,000	1,452,218
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4, Mtg. Pass-Through Certificates, Series 2006-NC4, Cl. M2, 0.774%, 6/25/36[6]	2,500,000	34,790
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.574%, 7/1/36[6]	1,500,331	1,322,780
RASC Series 2006-EMX4 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX4, Cl. M1, 0.754%, 6/25/36[6]	4,000,000	80,756
RASC Series 2006-EMX7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX7, Cl. M2, 0.784%, 8/25/36[6]	3,500,000	70,032
RASC Series 2006-EMX9 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-EMX9, Cl. M1, 0.784%, 11/25/36[6]	3,400,000	450,742
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.514%, 9/25/36[6]	466,628	438,686

Total Asset-Backed Securities (Cost $27,377,690)		11,473,392

Non-Convertible Corporate Bonds and Notes—18.1%
Allied Waste North America, Inc., 5.75% Sr. Sec. Nts., Series B, 2/15/11	5,000,000	4,877,220
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	3,275,000	491,250
Axa SA, 6.379% Sub. Perpetual Bonds[3,11]	12,900,000	4,970,048
F12 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K11	$8,130,000	$3,040,490
8.125% Perpetual Bonds, Series M11	1,235,000	451,331
Barclays Bank plc, 6.278% Perpetual Bonds[10,11]	14,930,000	4,719,970
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12	800,000	280,000
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13	1,875,000	1,639,579
Capmark Financial Group, Inc.:
1.891% Sr. Unsec. Nts., 5/10/10[6]	2,135,000	691,206
5.875% Sr. Unsec. Nts., 5/10/12	6,110,000	1,403,553
CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14	25,000,000	375,000
13.50% Sr. Unsec. Unsub. Nts., 1/15/14	9,000,000	135,000
CCH I LLC, 11% Sr. Sec. Nts., 10/1/15	29,072,000	2,325,760
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15	64,075,000	5,766,750
CDX High Yield Index, Pass-Through Certificates, Series 8-T1, 7.625%, 6/29/12	69,600,000	56,376,000
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09	1,960,000	1,911,000
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	5,601,000	4,634,828
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14	5,000,000	3,612,500
8.875% Sr. Unsec. Unsub. Nts., 12/1/15	10,000,000	7,675,000
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	5,000,000	3,780,645
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57[6]	11,330,000	5,432,962
8.40% Perpetual Bonds, Series E11	4,550,000	1,598,643
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11	1,965,000	225,975
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	3,000,000	2,700,000
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	1,150,000	1,097,460
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18	12,500,000	5,250,000
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	10,340,000	6,680,095
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31	5,133,000	2,307,643
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	10,020,000	5,921,860
Goldman Sachs Group, Inc. (The):
2.417% Sr. Unsec. Nts., Series B, 3/2/10[6]	2,500,000	2,398,340
6.75% Unsec. Sub. Nts., 10/1/37	5,000,000	3,564,140
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[6]	15,290,000	4,552,169
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[11]	8,465,000	5,852,456
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12	1,600,000	584,000
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	2,910,000	2,427,912
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09	1,130,000	1,130,000
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14	10,000,000	6,400,000
F13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Lloyds Banking Group plc, 6.413% Perpetual Bonds[3,11]	$17,900,000	$3,557,625
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34	1,980,000	865,375
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	11,165,000	7,867,830
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/38[6]	1,800,000	1,201,804
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36[6]	10,060,000	5,426,475
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09	6,145,000	4,531,938
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10	3,155,000	3,091,755
Morgan Stanley:
3.338% Sr. Unsec. Nts., Series F, 5/14/10[6]	5,000,000	4,829,045
6.25% Sr. Unsec. Nts., 8/28/17	5,000,000	4,530,105
National City Bank, 4.15% Sr. Unsec. Unsub. Nts., 8/1/09	1,500,000	1,489,466
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09	3,255,000	3,278,706
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[3]	621,048	650,382
Popular North America, Inc., 4.70% Nts., 6/30/09	3,665,000	3,611,462
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[3]	4,100,000	3,919,510
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[3]	3,380,000	2,836,787
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13	16,000,000	2,800,000
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	442,000	266,305
Spansion LLC, 11.25% Sr. Nts., 1/15/16[3,12]	3,000,000	86,250
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14	6,500,000	5,183,750
TEPPCO Partners LP, 6.125% Nts., 2/1/13	1,395,000	1,238,514
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	2,692,000	2,310,611
Washington Mutual Bank NV, 3.337% Sr. Unsec. Nts., 5/1/09[12]	5,745,000	1,263,900
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09	3,030,000	3,022,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	3,405,000	2,417,550

Total Non-Convertible Corporate Bonds and Notes (Cost $472,395,344)		237,558,755

Convertible Corporate Bonds and Notes—15.0%
Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts., 8/15/12	4,000,000	1,625,000
Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec. Nts., 9/1/27[3]	8,000,000	1,250,000
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	8,250,000	4,393,125
CSK Auto, Inc., 6.75% Cv. Sr. Unsec. Nts., 12/15/25[6,10]	11,000,000	12,433,300
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36	22,500,000	5,146,875
Hercules Offshore, Inc., 3.375% Cv. Sr. Nts., 6/1/38[6]	6,250,000	2,093,750
Human Genome Sciences, Inc.:
2.25% Cv. Unsec. Sub. Nts., 10/15/11	17,500,000	8,553,125
2.25% Cv. Unsec. Sub. Nts., 8/15/12	1,000,000	443,750
KKR Financial Holdings LLC, 7% Cv. Sr. Sec. Nts., 7/15/12	18,500,000	7,122,500
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	15,500,000	11,024,375
F14 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes Continued
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock or cash based on the value thereof)	$110,000,000	$37,400,000
Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31 (exchangeable for Motorola, Inc., common stock or cash based on the value of that stock)	619,273	179,213
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11	26,300,000	23,768,625
National Financial Partners Corp., 0.75% Cv. Sr. Unsec. Nts., 2/1/12	7,650,000	1,778,612
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	22,500,000	15,075,000
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	28,185,000	19,659,038
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	9,595,000	6,548,588
Prudential Financial, Inc., 0.366% Cv. Sr. Unsec. Nts., 12/15/37[6]	17,500,000	16,931,250
Qwest Communications International, Inc., 3.50% Cv. Sr. Unsec. Bonds, 11/15/25	11,000,000	9,886,250
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15	25,900,000	6,928,250
UAL Corp., 4.50% Cv. Sr. Sub. Nts., 6/30/21	9,000,000	4,151,700
United Rentals North America, Inc., 1.875% Cv. Sr. Unsec. Sub. Nts., 10/15/23	1,500,000	1,023,750

Total Convertible Corporate Bonds and Notes (Cost $297,630,662)		197,416,076

Structured Securities—0.4%
Goldman Sachs Group, Inc. (The), Cv. Linked Nts., 7%, 6/1/09 (linked to Applied Materials, Inc. common stock)[10] (Cost $12,478,020)	649,660	4,943,263

Event-Linked Bonds—0.3%
Calabash Re II Ltd. Catastrophe Linked Nts., Series A1, 10.396%, 1/8/10[6,10]	3,000,000	2,918,550
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 3.525%, 6/28/10[3,6]	1,000,000	999,675

Total Event-Linked Bonds (Cost $4,000,000)		3,918,225

Total Investments, at Value (Cost $2,239,964,930)	121.7%	1,595,854,006
Liabilities in Excess of Other Assets	(21.7)	(285,038,519)

Net Assets	100.0%	$1,310,815,487

Footnotes to Statement of Investments

1.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 6 of accompanying Notes.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,975,277 or 1.68% of the Fund’s net assets as of February 28, 2009.

4.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 6 of accompanying Notes.

5.	When-issued security or delayed delivery to be delivered and settled after February 28, 2009. See Note 1 of accompanying Notes.
F15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $26,866,821 or 2.05% of the Fund’s net assets as of February 28, 2009.

8.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $781,791 or 0.06% of the Fund’s net assets as of February 28, 2009.

9.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,351,025. See Note 5 of accompanying Notes.

10.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $36,772,482, which represents 2.81% of the Fund’s net assets. See Note 8 of accompanying Notes.

11.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12.	Issue is in default. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of February 28, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$536,003,973	$(10,014,141)
Level 2—Other Significant Observable Inputs	1,059,850,033	(25,681,219)
Level 3—Significant Unobservable Inputs	—	—

Total	$1,595,854,006	$(35,695,360)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F16 | OPPENHEIMER CAPITAL INCOME FUND

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of February 28, 2009. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2008	Additions	Reductions	February 28, 2009

OFI Liquid Assets Fund, LLC	84,913,640	29,972,133	114,885,773	—
Oppenheimer Institutional Money Market Fund, Cl. E	17,293,828	359,447,294	376,741,122	—

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$121,165	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	—	325,688

	$—	$446,853

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
Futures Contracts as of February 28, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	474	6/19/09	$58,464,938	$(1,381,800)
U.S. Treasury Nts., 2 yr.	Sell	744	6/30/09	161,157,376	144,221
U.S. Treasury Nts., 2 yr.	Sell	42	3/31/09	9,144,188	31,336
U.S. Treasury Nts., 5 yr.	Sell	484	6/30/09	56,427,594	392,604
U.S. Treasury Nts., 10 yr.	Buy	662	6/19/09	79,460,688	(307,633)

					$(1,121,272)

Written Options as of February 28, 2009 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

AT&T, Inc.	Put	600	$27.00	3/23/09	$113,449	$(195,000)
AT&T, Inc.	Put	250	26.00	3/23/09	53,500	(59,750)
Bank of New York Mellon Corp.	Call	1,000	32.50	3/23/09	155,819	(9,000)
Comcast Corp., Cl. A	Put	1,000	20.00	7/20/09	551,497	(710,000)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	5,421	20.00	4/20/09	2,292,440	(4,228,380)
Comcast Corp., Cl. A Special, Non-Vtg.	Put	1,000	17.50	4/20/09	317,698	(540,000)
Corning, Inc.	Call	2,250	10.00	3/23/09	117,559	(225,000)
General Electric Co.	Call	700	11.00	3/23/09	19,200	(8,400)
Hartford Financial Services Group, Inc. (The)	Call	175	15.00	3/23/09	29,225	(1,750)
Lorillard, Inc.	Call	250	70.00	3/23/09	22,875	—
Merck & Co., Inc.	Put	725	35.00	4/20/09	516,197	(775,750)
Microsoft Corp.	Call	1,250	20.00	3/23/09	72,887	(5,000)
Pfizer, Inc.	Put	4,800	15.00	9/21/09	1,003,869	(1,560,000)
Pfizer, Inc.	Put	2,500	15.00	6/22/09	397,498	(737,500)
Wyeth	Put	582	37.50	3/23/09	68,094	(8,730)

					$5,731,807	$(9,064,260)

F17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts for February 28, 2009 are as follows:

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

ABX.HE.AA.06-2 Index:
	Barclays Bank plc	Sell	$4,860	0.170%	5/25/46	$3,759,782	$(4,324,247)
	Deutsche Bank AG	Sell	710	0.170	5/25/46	85,193	(631,732)
	Morgan Stanley Capital Services, Inc.	Sell	250	0.170	5/25/46	19,973	(222,441)
	Morgan Stanley Capital Services, Inc.	Sell	480	0.170	5/25/46	47,998	(427,086)

		Total	6,300			3,912,946	(5,605,506)
American International Group, Inc.:
	Barclays Bank plc	Sell	1,425	3.000	3/20/09	—	469
	Barclays Bank plc	Sell	4,220	4.000	3/20/09	—	11,681
	Barclays Bank plc	Sell	3,710	5.350	3/20/09	—	22,486
	Deutsche Bank AG	Sell	5,315	4.000	3/20/09	—	14,712
	Morgan Stanley & Co. International Ltd.	Sell	3,185	4.000	3/20/09	—	8,816

		Total	17,855			—	58,164
Capmark Financial Group, Inc.:
	Barclays Bank plc	Sell	1,570	1.000	6/20/12	—	(852,423)
	Goldman Sachs Bank USA	Sell	1,710	0.950	6/20/12	—	(929,551)

		Total	3,280			—	(1,781,974)
Cemex SAB de CV	Deutsche Bank AG	Sell	1,775	2.000	3/20/09	—	(601)

		Total	1,775			—	(601)
Centex Corp.:
	Barclays Bank plc	Sell	1,870	4.650	9/20/09	—	12,454
	Deutsche Bank AG	Sell	310	1.550	9/20/09	—	(5,039)

		Total	2,180			—	7,415
CIT Group, Inc.	Barclays Bank plc	Sell	780	10.500	6/20/09	—	16,482

		Total	780			—	16,482
Countrywide Home	Morgan Stanley & Co.
Loans, Inc.	International Ltd.	Sell	4,905	0.420	6/20/09	—	(8,824)

		Total	4,905			—	(8,824)
	Goldman Sachs
First Data Corp.	International	Sell	1,900	4.700	3/20/09	—	376

		Total	1,900			—	376
F18 | OPPENHEIMER CAPITAL INCOME FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Ford Motor Co.:
	Deutsche Bank AG	Sell	$2,540	5.000%	12/20/18	$3,474,900	$(1,983,784)
	Morgan Stanley & Co. International Ltd.	Sell	3,060	7.150	12/20/16	—	(2,401,206)

		Total	5,600			3,474,900	(4,384,990)
Hartford Financial Services Group, Inc.	Morgan Stanley & Co. International Ltd.	Sell	1,770	2.400	3/20/09	—	2,554

		Total	1,770			—	2,554
HCP, Inc.	Barclays Bank plc	Sell	2,670	4.600	3/20/09	—	15,457

		Total	2,670			—	15,457
Inco Ltd.:
	Morgan Stanley & Co. International Ltd.	Buy	1,605	0.700	3/20/17	—	112,832
	Morgan Stanley & Co. International Ltd.	Buy	1,615	0.630	3/20/17	—	121,138

		Total	3,220			—	233,970
iStar Financial, Inc.:
	Credit Suisse International	Sell	615	4.000	12/20/12	—	(372,929)
	Credit Suisse International	Sell	960	12.000	3/20/09	—	(14,753)
	Deutsche Bank AG	Sell	2,370	12.000	3/20/09	—	(36,422)

		Total	3,945			—	(424,104)
J.C. Penney Corp., Inc.:
	Morgan Stanley & Co. International Ltd.	Sell	1,540	1.070	12/20/17	—	(286,862)
	Morgan Stanley & Co. International Ltd.	Sell	1,585	1.300	12/20/17	—	(272,836)

		Total	3,125			—	(559,698)
Kohl’s Corp.:
	Morgan Stanley & Co. International Ltd.	Buy	2,310	0.660	12/20/17	—	209,736
	Morgan Stanley & Co. International Ltd.	Buy	2,375	0.870	12/20/17	—	180,315

		Total	4,685			—	390,051
Liz Claiborne, Inc.:
	Morgan Stanley & Co. International Ltd.	Buy	3,400	2.900	6/20/18	—	920,115

		Total	3,400			—	920,115

	Deutsche Bank AG	Sell	6,565	3.250	6/20/09	—	(118,961)
F19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Liz Claiborne, Inc.: Continued
	Morgan Stanley & Co. International Ltd.	Sell	$3,400	3.100%	6/20/13	$—	$(956,896)

		Total	9,965			—	(1,075,857)
Louisiana-Pacific Corp.	Morgan Stanley & Co. International Ltd.	Sell	3,400	6.250	9/20/09	—	(157,891)

		Total	3,400			—	(157,891)
MBIA, Inc.	Deutsche Bank AG	Sell	3,420	4.900	12/20/12	—	(600,210)

		Total	3,420			—	(600,210)
Merrill Lynch & Co., Inc.:	Barclays Bank plc	Sell	6,655	4.150	9/20/09	—	79,368

	Credit Suisse International	Sell	3,330	4.150	9/20/09	—	39,714

		Total	9,985			—	119,082
Prudential Financial, Inc.	Deutsche Bank AG	Sell	6,265	2.050	6/20/09	—	(159,323)

		Total	6,265			—	(159,323)
Pulte Homes, Inc.	Goldman Sachs International	Sell	2,315	2.750	9/20/09	—	13,948

		Total	2,315			—	13,948
RH Donnelley Corp.	Goldman Sachs International	Sell	1,875	9.000	3/20/09	—	(94,173)

		Total	1,875			—	(94,173)
Rite Aid Corp.:
	Credit Suisse International	Sell	815	7.500	3/20/09	—	(13,683)
	Credit Suisse International	Sell	525	5.000	9/20/09	31,500	(151,971)

		Total	1,340			31,500	(165,654)
Sprint Nextel Corp.:
	Credit Suisse International	Sell	7,690	6.300	3/20/09	—	73,224
	Goldman Sachs International	Sell	2,765	6.300	3/20/09	—	26,328

		Total	10,455			—	99,552
Tenet Healthcare Corp.	Deutsche Bank AG	Sell	2,695	1.600	3/20/09	—	(8,700)

		Total	2,695			—	(8,700)
F20 | OPPENHEIMER CAPITAL INCOME FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference	Buy/Sell		Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

Univision Communications, Inc.:
	Morgan Stanley & Co. International Ltd.	Sell	$1,360	5.000%	12/20/09	$95,200	$(398,621)
	Morgan Stanley & Co. International Ltd.	Sell	1,315	5.000	12/20/09	170,950	(385,431)

		Total	2,675			266,150	(784,052)
Vale Overseas:
	Morgan Stanley & Co. International Ltd.	Sell	1,605	1.170	3/20/17	—	(285,527)
	Morgan Stanley & Co. International Ltd.	Sell	1,615	1.100	3/20/17	—	(294,066)

		Total	3,220			—	(579,593)
Vornado Realty LP:
	Credit Suisse International	Sell	1,760	3.600	3/20/09	—	9,911
	Deutsche Bank AG	Sell	3,575	3.875	6/20/09	—	22,576

		Total	5,335			—	32,487
XL Capital Ltd.:
	Barclays Bank plc	Sell	3,665	3.550	9/20/09	—	(213,967)
	Deutsche Bank AG	Sell	4,150	3.550	9/20/09	—	(242,282)

		Total	7,815			—	(456,249)

				Grand Total Buys		—	1,544,136
				Grand Total Sells		7,685,496	(16,481,882)

				Total Credit Default Swaps		$7,685,496	$(14,937,746)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Asset-Backed Indexes	$6,300,000	$—	AA
Investment Grade Single Name Corporate Debt	70,950,000	—	A+ to BBB-
Non-Investment Grade Single Name Corporate Debt	49,595,000	3,400,000	BB+ to CCC-

Total	$126,845,000	$3,400,000

*	Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.
F21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts as of February 28, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR:
		Three-Month
Credit Suisse International	$6,910	USD BBA LIBOR	5.428%	8/7/17	$1,171,058
		Three-Month
Deutsche Bank AG	5,830	USD BBA LIBOR	5.445	8/8/17	995,554

			Total Interest Rate Swaps		$2,166,612

Abbreviation is as follows:
BBA LIBOR British Bankers’ Association London-Interbank Offered Rate
Total Return Swap Contracts as of February 28, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Banc of America Securities LLC AAA 10 yr. CMBS Daily Index*
Goldman Sachs Group, Inc. (The)	$74,500	A	B	3/31/09	$(7,235,502)
Barclays Capital U.S. CMBS AAA*
Morgan Stanley	36,500	A	B	3/1/09	(832,186)
Barclays Capital U.S. CMBS AAA 8.5+ Index*:
Morgan Stanley	5,320	A	B	3/1/09	(1,330,928)
Morgan Stanley	14,140	A	B	3/1/09	(3,511,469)

			Reference Entity Total		(4,842,397)

			Total of Total Return Swaps		$(12,910,085)

*	The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index’s underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index’s underlying holdings, the spread widens.
Abbreviation is as follows:
CMBS Commercial Mortgage Backed Securities
A—The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
B—The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.
F22 | OPPENHEIMER CAPITAL INCOME FUND

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of February 28, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$31,425	$(5,232,240)
Credit Suisse International:
	Credit Default Sell Protection	15,695	(430,487)
	Interest Rate	6,910	1,171,058

			740,571
Deutsche Bank AG:
	Credit Default Sell Protection	39,690	(3,749,766)
	Interest Rate	5,830	995,554

			(2,754,212)
Goldman Sachs Bank USA	Credit Default Sell Protection	1,710	(929,551)
Goldman Sachs Group, Inc. (The)	Total Return	74,500	(7,235,502)
Goldman Sachs International	Credit Default Sell Protection	8,855	(53,521)
Morgan Stanley	Total Return	55,960	(5,674,583)
Morgan Stanley & Co. International Ltd.:
	Credit Default Buy Protection	11,305	1,544,136
	Credit Default Sell Protection	28,740	(5,436,790)

			(3,892,654)
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	730	(649,527)

		Total Swaps	$(25,681,219)

See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2009

Assets
Investments, at value (cost $2,239,964,930)—see accompanying statement of investments	$1,595,854,006
Swaps, at value (premiums received $3,474,900)	2,097,520
Receivables and other assets:
Interest, dividends and principal paydowns	25,490,739
Investments sold	7,985,092
Shares of beneficial interest sold	18,389
Other	266,087

Total assets	1,631,711,833

Liabilities
Bank overdraft	1,446,817
Options written, at value (premiums received $5,731,807)	9,064,260
Swaps, at value (premiums received $4,210,596)	27,778,739
Payables and other liabilities:
Investments purchased (including $267,630,276 purchased on a when-issued or delayed delivery basis)	275,391,548
Shares of beneficial interest redeemed	2,536,361
Futures margins	949,881
Distribution and service plan fees	558,666
Transfer and shareholder servicing agent fees	253,164
Shareholder communications	203,215
Trustees’ compensation	16,479
Terminated investment contracts	2,649,215
Other	48,001

Total liabilities	320,896,346

Net Assets	$1,310,815,487

Composition of Net Assets
Par value of shares of beneficial interest	$219,304
Additional paid-in capital	2,315,132,907
Accumulated net investment income	85,418,123
Accumulated net realized loss on investments	(423,394,475)
Net unrealized depreciation on investments	(666,560,372)

Net Assets	$1,310,815,487

F24 | OPPENHEIMER CAPITAL INCOME FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,151,404,996 and 192,280,376 shares of beneficial interest outstanding)	$5.99
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$6.36
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,854,486 and 12,504,287 shares of beneficial interest outstanding)	$5.91
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $67,242,190 and 11,435,152 shares of beneficial interest outstanding)	$5.88
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,313,815 and 3,084,299 shares of beneficial interest outstanding)	$5.94
See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2009

Investment Income
Interest	$53,129,390
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $33,821)	23,179,961
Affiliated companies	325,688
Fee income	2,483,871
Income from investment of securities lending cash collateral, net from affiliated companies	121,165
Other income	51,412

Total investment income	79,291,487

Expenses
Management fees	4,655,734
Distribution and service plan fees:
Class A	1,759,114
Class B	498,767
Class C	442,212
Class N	54,934
Transfer and shareholder servicing agent fees:
Class A	1,304,951
Class B	166,018
Class C	112,140
Class N	38,873
Shareholder communications:
Class A	97,149
Class B	20,146
Class C	7,447
Class N	1,668
Custodian fees and expenses	38,579
Trustees’ compensation	28,346
Other	98,635

Total expenses	9,324,713
Less reduction to custodian expenses	(4,380)
Less waivers and reimbursements of expenses	(35,228)

Net expenses	9,285,105

Net Investment Income	70,006,382
F26 | OPPENHEIMER CAPITAL INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$(188,712,798)
Closing and expiration of option contracts written	7,804,987
Closing and expiration of futures contracts	(11,016,692)
Swap contracts	(201,048,196)

Net realized loss	(392,972,699)
Net change in unrealized depreciation on:
Investments	(639,212,044)
Futures contracts	(853,246)
Option contracts written	(6,372,055)
Swap contracts	(808,845)

Net change in unrealized depreciation	(647,246,190)

Net Decrease in Net Assets Resulting from Operations	$(970,212,507)

See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2009	August 31,
	(Unaudited)	2008

Operations
Net investment income	$70,006,382	$142,587,283
Net realized gain (loss)	(392,972,699)	92,141,105
Net change in unrealized depreciation	(647,246,190)	(523,348,840)

Net decrease in net assets resulting from operations	(970,212,507)	(288,620,452)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(23,672,552)	(105,751,588)
Class B	(1,130,594)	(6,869,670)
Class C	(1,023,144)	(5,586,587)
Class N	(316,687)	(1,535,709)

	(26,142,977)	(119,743,554)

Distributions from net realized gain:
Class A	(37,058,728)	(207,022,542)
Class B	(2,469,626)	(17,190,311)
Class C	(2,220,008)	(13,819,719)
Class N	(586,051)	(3,214,999)

	(42,334,413)	(241,247,571)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(115,660,203)	(18,854,143)
Class B	(18,639,010)	(42,194,637)
Class C	(9,213,248)	(17,585,472)
Class N	(1,878,042)	(1,623,106)

	(145,390,503)	(80,257,358)

Net Assets
Total decrease	(1,184,080,400)	(729,868,935)
Beginning of period	2,494,895,887	3,224,764,822

End of period (including accumulated net investment income of $85,418,123 and $41,554,718, respectively)	$1,310,815,487	$2,494,895,887

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2009	Year Ended August 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.44	$13.10	$12.28	$12.63	$11.84	$11.22

Income (loss) from investment operations:
Net investment income	.31[1]	.59[1]	.47[1]	.39[1]	.38[1]	.46
Net realized and unrealized gain (loss)	(4.45)	(1.74)	.82	.16	1.28	.69

Total from investment operations	(4.14)	(1.15)	1.29	.55	1.66	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.50)	(.42)	(.37)	(.48)	(.53)
Distributions from net realized gain	(.19)	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(.31)	(1.51)	(.47)	(.90)	(.87)	(.53)

Net asset value, end of period	$5.99	$10.44	$13.10	$12.28	$12.63	$11.84

Total Return, at Net Asset Value[2]	(40.24)%	(9.51)%	10.50%	4.68%	14.40%	10.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,151,405	$2,176,214	$2,754,566	$2,594,507	$2,670,552	$2,379,956

Average net assets (in thousands)	$1,510,904	$2,458,736	$2,809,861	$2,608,268	$2,565,609	$2,356,948

Ratios to average net assets:[3]
Net investment income	8.29%	5.11%	3.54%	3.21%	3.09%	3.85%
Total expenses	0.99%[4,5,6]	0.91%[4,5,6]	0.88%[4,5,6]	0.91%	0.89%[5]	0.89%[5,7]

Portfolio turnover rate	27%[8]	68%[8]	66%[8]	66%[8]	55%[8]	52%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	0.99%
Year Ended August 31, 2008	0.91%
Year Ended August 31, 2007	0.88%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.

8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2009	$1,715,791,854	$1,716,465,913
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009	Year Ended August 31,
Class B	(Unaudited)	2008	2007	2006		2005		2004

Per Share Operating Data
Net asset value, beginning of period	$10.31	$12.94	$12.14	$12.49		$11.72		$11.10

Income (loss) from investment operations:
Net investment income	.27 [1]	.49 [1]	.35 [1]	.28	[1]	.28	[1]	.36
Net realized and unrealized gain (loss)	(4.40)	(1.71)	.81	.16		1.26		.68

Total from investment operations	(4.13)	(1.22)	1.16	.44		1.54		1.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.40)	(.31)	(.26)		(.38)		(.42)
Distributions from net realized gain	(.19)	(1.01)	(.05)	(.53)		(.39)		—

Total dividends and/or distributions to shareholders	(.27)	(1.41)	(.36)	(.79)		(.77)		(.42)

Net asset value, end of period	$5.91	$10.31	$12.94	$12.14		$12.49		$11.72

Total Return, at Net Asset Value[2]	(40.53)%	(10.20)%	9.54%	3.84%		13.40%		9.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,854	$153,650	$240,849	$258,812		$299,093		$316,568

Average net assets (in thousands)	$100,760	$193,912	$262,574	$273,916		$304,769		$349,853

Ratios to average net assets:[3]
Net investment income	7.34%	4.27%	2.70%	2.37%		2.25%		3.00%
Total expenses	1.93%[4]	1.75%[4]	1.71%[4]	1.74%		1.73%		1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.90%	1.75%	1.71%	1.74%		1.73%		1.76%

Portfolio turnover rate	27%[5]	68%[5]	66%[5]	66%[5]		55%[5]		52%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.93%
Year Ended August 31, 2008	1.75%
Year Ended August 31, 2007	1.71%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2009	$1,715,791,854	$1,716,465,913
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 28, 2009	Year Ended August 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.26	$12.89	$12.10	$12.46	$11.69	$11.09

Income (loss) from investment operations:
Net investment income	.27 [1]	.49 [1]	.36 [1]	.29 [1]	.28 [1]	.35
Net realized and unrealized gain (loss)	(4.38)	(1.71)	.79	.15	1.26	.69

Total from investment operations	(4.11)	(1.22)	1.15	.44	1.54	1.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.40)	(.31)	(.27)	(.38)	(.44)
Distributions from net realized gain	(.19)	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(.27)	(1.41)	(.36)	(.80)	(.77)	(.44)

Net asset value, end of period	$5.88	$10.26	$12.89	$12.10	$12.46	$11.69

Total Return, at Net Asset Value[2]	(40.52)%	(10.22)%	9.53%	3.83%	13.52%	9.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,242	$130,753	$184,782	$163,959	$167,013	$133,368

Average net assets (in thousands)	$89,667	$156,924	$182,640	$165,514	$150,410	$122,458

Ratios to average net assets:[3]
Net investment income	7.43%	4.29%	2.74%	2.40%	2.27%	3.01%
Total expenses	1.83%[4,5,6]	1.72%[4,5,6]	1.69%[4,5,6]	1.71%	1.71%[5]	1.72%[5,7]

Portfolio turnover rate	27%[8]	68%[8]	66%[8]	66%[8]	55%[8]	52%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.83%
Year Ended August 31, 2008	1.72%
Year Ended August 31, 2007	1.69%

5.	Reduction to custodian expenses less than 0.005%.

6.	Waiver or reimbursement of indirect management fees less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.

8.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2009	$1,715,791,854	$1,716,465,913
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2009	Year Ended August 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.36	$13.00	$12.20	$12.55	$11.78	$11.16

Income (loss) from investment operations:
Net investment income	.29 [1]	.54 [1]	.42 [1]	.34 [1]	.34 [1]	.39
Net realized and unrealized gain (loss)	(4.42)	(1.71)	.80	.16	1.26	.72

Total from investment operations	(4.13)	(1.17)	1.22	.50	1.60	1.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.46)	(.37)	(.32)	(.44)	(.49)
Distributions from net realized gain	(.19)	(1.01)	(.05)	(.53)	(.39)	—

Total dividends and/or distributions to shareholders	(.29)	(1.47)	(.42)	(.85)	(.83)	(.49)

Net asset value, end of period	$5.94	$10.36	$13.00	$12.20	$12.55	$11.78

Total Return, at Net Asset Value[2]	(40.40)%	(9.78)%	10.01%	4.32%	13.95%	10.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,314	$34,279	$44,568	$35,651	$29,444	$16,692

Average net assets (in thousands)	$23,544	$39,025	$41,919	$32,598	$22,974	$13,301

Ratios to average net assets:[3]
Net investment income	7.92%	4.74%	3.19%	2.82%	2.73%	3.42%
Total expenses	1.38%[4]	1.29%[4]	1.25%[4]	1.30%	1.24%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.29%	1.25%	1.30%	1.24%	1.28%

Portfolio turnover rate	27%[5]	68%[5]	66%[5]	66%[5]	55%[5]	52%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2009	1.38%
Year Ended August 31, 2008	1.29%
Year Ended August 31, 2007	1.25%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2009	$1,715,791,854	$1,716,465,913
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
Year Ended August 31, 2005	$3,541,353,653	$3,677,756,448
See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Capital Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F33 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
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Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of February 28, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$267,630,276
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions involve the use of leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This use of leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 28, 2009, securities with an aggregate market value of $1,350,150, representing 0.10% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign
F36 | OPPENHEIMER CAPITAL INCOME FUND

currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2008, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $121,050 and straddle losses of $19,674,219.
     As of February 28, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $412,767,968 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
F38 | OPPENHEIMER CAPITAL INCOME FUND

Federal tax cost of securities	$2,239,964,930
Federal tax cost of other investments	(101,099,564)

Total federal tax cost	$2,138,865,366

Gross unrealized appreciation	$153,678,260
Gross unrealized depreciation	(820,238,632)

Net unrealized depreciation	$(666,560,372)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	5,413,001	$41,023,015	12,981,349	$150,790,897
Dividends and/or distributions reinvested	7,730,259	57,107,729	25,570,540	292,399,070
Redeemed	(29,258,281)	(213,790,947)	(40,406,262)	(462,044,110)

Net decrease	(16,115,021)	$(115,660,203)	(1,854,373)	$(18,854,143)

Class B
Sold	680,026	$4,948,715	1,736,556	$19,914,724
Dividends and/or distributions reinvested	477,971	3,449,547	2,023,125	22,882,525
Redeemed	(3,562,148)	(27,037,272)	(7,461,165)	(84,991,886)

Net decrease	(2,404,151)	$(18,639,010)	(3,701,484)	$(42,194,637)

Class C
Sold	817,905	$5,969,031	1,614,479	$18,638,806
Dividends and/or distributions reinvested	415,019	2,977,216	1,550,328	17,451,273
Redeemed	(2,539,024)	(18,159,495)	(4,753,826)	(53,675,551)

Net decrease	(1,306,100)	$(9,213,248)	(1,589,019)	$(17,585,472)

F40 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	311,798	$2,250,338	777,831	$8,978,664
Dividends and/or distributions reinvested	115,562	842,718	385,662	4,378,404
Redeemed	(653,477)	(4,971,098)	(1,280,903)	(14,980,174)

Net decrease	(226,117)	$(1,878,042)	(117,410)	$(1,623,106)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended February 28, 2009, were as follows:

	Purchases	Sales

Investment securities	$412,003,411	$671,892,034
To Be Announced (TBA) mortgage-related securities	1,715,791,854	1,716,465,913
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2009, the Fund paid $1,638,091 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of
F41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $7,308,096, $4,737,728 and $761,992, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2009	$140,256	$2,273	$140,199	$2,624	$1,266
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2009, OFS waived $18,146 and $2,407 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2009, the Manager waived $14,675 for IMMF management fees.
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5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
F43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Option Activity Continued
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended February 28, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of August 31, 2008	28,025	$1,725,404	31,190	$14,962,368
Options written	147,030	12,835,242	33,983	15,860,547
Options closed or expired	(158,130)	(12,608,700)	(25,437)	(10,215,751)
Options exercised	(11,300)	(1,534,381)	(22,858)	(15,292,922)

Options outstanding as of February 28, 2009	5,625	$417,565	16,878	$5,314,242

7. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during
F44 | OPPENHEIMER CAPITAL INCOME FUND

the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the
F45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Swap Contracts Continued
notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
8. Illiquid Securities
As of February 28, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F46 | OPPENHEIMER CAPITAL INCOME FUND

9. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of February 28, 2009, the Fund had no securities on loan.
10. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
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F48 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER CAPITAL INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Capital Income Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	04/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	04/13/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	04/13/2009